Significant accounting policies - Summary Of Estimated Useful Lives For Intangible Assets (Details)	12 Months Ended
Dec. 31, 2021
Software [Member]
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Intangible Assets [Line Items]
Useful lives for the current and comparative years	3 years
Non-compete agreement [Member]
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Intangible Assets [Line Items]
Useful lives for the current and comparative years	4 years
Other intangible assets [Member]
Disclosure Of Estimated Useful Lives For Current And Comparative Years Of Intangible Assets [Line Items]
Useful lives for the current and comparative years	3 years